Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net revenue		$ 7,323,356	$ 6,293,340	$ 1,940,378
Cost of revenues		(2,422,262)	(2,663,924)	(846,255)
Gross profit		4,901,094	3,629,416	1,094,123
Operating expenses
Selling expenses		(1,279,005)	(758,593)	(665,763)
General and administrative expenses		(3,558,452)	(2,199,987)	(2,366,445)
Research and development expense		(89,968)
Total operating expenses		(4,927,425)	(2,958,580)	(3,032,208)
Operating (loss)/profit		(26,331)	670,836	(1,938,085)
Other income/(expenses), net
Financial expenses		(75,392)	(10,615)	(1,785)
Financial income		206,592	9,287	4,531
Income/(loss) on deregistration of subsidiaries		79,202	(347,423)	(77,407)
Other income/(expenses), net		404,948	(13,754)	(10,090)
Total other income/(expenses), net		615,350	(362,505)	(84,751)
Income/(loss) before income tax provision		589,019	308,331	(2,022,836)
Income tax benefit/(expense)		51,466	(28,766)	130,255
Net income/(loss)		640,485	279,565	(1,892,581)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		(4,536)	(144,906)	126,662
Total comprehensive income/(loss)		$ 635,949	$ 134,659	$ (1,765,919)
Earnings/(loss) per share*
Basic (in Dollars per share)	[1]	$ 0.0123	$ 0.0056	$ (0.0379)
Diluted (in Dollars per share)	[1]	$ 0.0123	$ 0.0056	$ (0.0379)
Weighted average shares used in calculating net earnings/(loss) per share*
Basic (in Shares)	[1]	51,980,418	50,000,000	50,000,000
Diluted (in Shares)	[1]	51,980,418	50,000,000	50,000,000

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.